UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Management LP
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-14546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/    Dinakar Singh     New York, New York     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $1,646,354 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMMUNITY HEALTH SYS INC NEW   COM              203668108    70641  4048200 SH       SOLE                  4048200        0        0
CONSOL ENERGY INC              COM              20854P109    41104  1120000 SH       SOLE                  1120000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    19502  2450000 SH       SOLE                  2450000        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109    73082  1557581 SH       SOLE                  1557581        0        0
EQUINIX INC                    COM NEW          29444U502   159401  1572000 SH       SOLE                  1572000        0        0
EXPRESS SCRIPTS INC            COM              302182100    90274  2020000 SH       SOLE                  2020000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    63816  2400000 SH       SOLE                  2400000        0        0
FISERV INC                     COM              337738108    29957   510000 SH       SOLE                   510000        0        0
GRACE W R & CO DEL NEW         COM              38388F108   101942  2220000 SH       SOLE                  2220000        0        0
JPMORGAN CHASE & CO            COM              46625H100    86783  2610000 SH       SOLE                  2610000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    55900  1000000 SH  CALL SOLE                  1000000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    17609   315000 SH       SOLE                   315000        0        0
METLIFE INC                    COM              59156R108    85901  2755000 SH       SOLE                  2755000        0        0
OCEAN RIG UDW INC              SHS              Y64354205     1789   146656 SH       SOLE                   146656        0        0
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106     1605   172600 SH       SOLE                   172600        0        0
SANDRIDGE ENERGY INC           COM              80007P307    48960  6000000 SH       SOLE                  6000000        0        0
SARA LEE CORP                  COM              803111103     5657   299000 SH       SOLE                   299000        0        0
SIRIUS XM RADIO INC            COM              82967N108   197470108500000 SH       SOLE                108500000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    51254  3275000 SH       SOLE                  3275000        0        0
TIME WARNER CABLE INC          COM              88732J207   218681  3440000 SH       SOLE                  3440000        0        0
VIACOM INC NEW                 CL B             92553P201   190495  4195000 SH       SOLE                  4195000        0        0
VIRGIN MEDIA INC               COM              92769L101     7333   343000 SH       SOLE                   343000        0        0
ZHONGPIN INC                   COM              98952K107    27198  3192200 SH       SOLE                  3192200        0        0